Annual Operating Expenses - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - Fidelity Massachusetts Municipal Money Market Fund - Fidelity Massachusetts Municipal Money Market Fund
Apr. 01, 2023
Operating Expenses:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	0.42%